Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of February 2011

Collection Period Start	1-Feb-11	Distribution Date	15-Mar-11
Collection Period End	28-Feb-11	30/360 Days	30
Beg. of Interest Period	15-Feb-11	Actual/360 Days	28
End of Interest Period	15-Mar-11

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,142.86	854,096,797.99	840,272,252.87	0.9411049
Total Securities		892,857,142.86	854,096,797.99	840,272,252.87	0.9411049
Class A-1 Notes	0.317300%	112,000,000.00	73,239,655.13	59,415,110.01	0.5304921
Class A-2 Notes	0.900000%	246,000,000.00	246,000,000.00	246,000,000.00	1.0000000
Class A-3 Notes	1.120000%	280,000,000.00	280,000,000.00	280,000,000.00	1.0000000
Class A-4 Notes	1.270000%	112,000,000.00	112,000,000.00	112,000,000.00	1.0000000
Certificates	0.000000%	142,857,142.86	142,857,142.86	142,857,142.86	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	13,824,545.12	18,074.73	123.4334386	0.1613815
Class A-2 Notes	0.00	184,500.00	0.0000000	0.7500000
Class A-3 Notes	0.00	261,333.33	0.0000000	0.9333333
Class A-4 Notes	0.00	118,533.33	0.0000000	1.0583333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	13,824,545.12	582,441.39

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				9,534,201.87
Monthly Interest				4,325,776.38
Total Monthly Payments				13,859,978.25

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				408,550.26
Aggregate Sales Proceeds Advance				366,412.68
Total Advances				774,962.94

Vehicle Disposition Proceeds:
Reallocation Payments				452,323.66
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				2,956,006.74
Excess Wear and Tear and Excess Mileage				1,010.06
Remaining Payoffs				0.00
Net Insurance Proceeds				318,110.08
Residual Value Surplus				4,147.05
Total Collections				18,366,538.78

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	337,613.66			16
Involuntary Repossession	59,700.00			3
Voluntary Repossession	55,010.00			3
Insurance Payoff		311,058.03		14
Customer Payoff			71,641.60	1
Grounding Dealer Payoff			2,495,154.21	100
Dealer Purchase			369,671.18	15
Total	452,323.66	311,058.03	2,936,466.99	152

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	39,049	918,303,230.11	6.00000%	854,096,797.99
Total Depreciation Received		(11,131,781.35)		(9,962,800.53)
Principal Amount of Gross Losses	(34)	(801,502.84)		(753,635.15)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1)	(22,206.63)		(21,452.10)
Scheduled Terminations	(131)	(3,272,503.49)		(3,086,657.34)
Pool Balance - End of Period	38,883	903,075,235.80	6.00000%	840,272,252.87

Remaining Pool Balance
Lease Payment				326,135,045.09
Residual Value				514,137,207.78
Total				840,272,252.87

III. DISTRIBUTIONS

Total Collections					18,366,538.78
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					18,366,538.78

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					294,531.46
3. Reimbursement of Sales Proceeds Advance					317,646.97
4. Servicing Fee:
Servicing Fee Due					711,747.33
Servicing Fee Paid					711,747.33
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,323,925.76

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					18,074.73

Class A-1 Notes Monthly Interest Paid					18,074.73
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					184,500.00

Class A-2 Notes Monthly Interest Paid					184,500.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					261,333.33

Class A-3 Notes Monthly Interest Paid					261,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	118,533.33

Class A-4 Notes Monthly Interest Paid	118,533.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	582,441.39
Total Note and Certificate Monthly Interest Paid	582,441.39
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	16,460,171.63

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	13,824,545.12

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	13,824,545.12
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,635,626.51

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,464,285.71
Required Reserve Account Amount		13,392,857.14
Beginning Reserve Account Balance		13,392,857.14
Additional Cash Infusion		0.00
Reinvestment Income for the Period
Reserve Fund Available for Distribution		13,392,857.14
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		2,635,626.51
Gross Reserve Account Balance		16,028,483.65
Remaining Available Collections Released to Seller		2,635,626.51
Total Ending Reserve Account Balance		13,392,857.14

V. POOL STATISTICS

Weighted Average Remaining Maturity		24.99
Monthly Prepayment Speed		52%
Lifetime Prepayment Speed		45%

	$	units
Recoveries of Defaulted and Casualty Receivables	433,104.56
Securitization Value of Defaulted Receivables and Casualty Receivables	753,635.15	34
Aggregate Defaulted and Casualty Gain (Loss)	(320,530.59)
Pool Balance at Beginning of Collection Period	854,096,797.99
Net Loss Ratio	-0.0375%

Cumulative Net Losses for all Periods	0.0574%	512,514.93

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,073,577.57	142
61-90 Days Delinquent	576,965.43	23
91-120+ Days Delinquent	179,857.50	8
Total Delinquent Receivables:	3,830,400.50	173
60+ Days Delinquencies as Percentage of Receivables	0.09%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	317,979.00	15
Securitization Value	352,963.68
Aggregate Residual Gain (Loss)	(34,984.68)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	579,212.06	29
Cumulative Securitization Value	641,397.13
Cumulative Residual Gain (Loss)	(62,185.07)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		414,384.76
Reimbursement of Outstanding Advance		317,646.97
Additional Advances for current period		366,412.68
Ending Balance of Residual Advance		463,150.47

Beginning Balance of Payment Advance		692,296.45
Reimbursement of Outstanding Payment Advance		294,531.46
Additional Payment Advances for current period		408,550.26
Ending Balance of Payment Advance		806,315.25

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No